Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE QM U.S. BOND INDEX FUND, INC.
Entity Central Index Key	0001120924
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005563
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Investor Class
Trading Symbol	PBDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
QM U.S. Bond Index Fund (Investor Class)	6.06%	-0.31%	1.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16	-0.24	1.90

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,012,267,000
Holdings Count | Holding	1,371
Advisory Fees Paid, Amount	$ 655,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,012,267 Number of Portfolio Holdings1,371
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	35.1%
U.S. Government & Agency Mortgage-Backed Securities	25.5
Corporate Bonds	24.1
Non-U.S. Government Mortgage-Backed Securities	5.3
Asset-Backed Securities	5.2
Foreign Government Obligations & Municipalities	1.7
Municipal Securities	1.5
Securities Lending Collateral	0.4
Short-Term and Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	23.7%
Federal National Mortgage Assn.	12.1
U.S. Treasury Bonds	11.3
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.3
UMBS	1.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.2
JPMorgan Chase	0.6
Wells Fargo	0.5
Bank of America	0.4

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to QM U.S. Bond Index Fund. Effective January 1, 2026, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000222343
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	I Class
Trading Symbol	TSBLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/5/20
QM U.S. Bond Index Fund (I Class)	6.19%	-0.17%	-0.18%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16	-0.24	-0.26

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Oct. 05, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,012,267,000
Holdings Count | Holding	1,371
Advisory Fees Paid, Amount	$ 655,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,012,267 Number of Portfolio Holdings1,371
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	35.1%
U.S. Government & Agency Mortgage-Backed Securities	25.5
Corporate Bonds	24.1
Non-U.S. Government Mortgage-Backed Securities	5.3
Asset-Backed Securities	5.2
Foreign Government Obligations & Municipalities	1.7
Municipal Securities	1.5
Securities Lending Collateral	0.4
Short-Term and Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	23.7%
Federal National Mortgage Assn.	12.1
U.S. Treasury Bonds	11.3
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.3
UMBS	1.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.2
JPMorgan Chase	0.6
Wells Fargo	0.5
Bank of America	0.4

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to QM U.S. Bond Index Fund. Effective January 1, 2026, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000222342
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Z Class
Trading Symbol	TSBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/5/20
QM U.S. Bond Index Fund (Z Class)	6.32%	-0.07%	-0.08%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16	-0.24	-0.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Oct. 05, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,012,267,000
Holdings Count | Holding	1,371
Advisory Fees Paid, Amount	$ 655,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,012,267 Number of Portfolio Holdings1,371
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	35.1%
U.S. Government & Agency Mortgage-Backed Securities	25.5
Corporate Bonds	24.1
Non-U.S. Government Mortgage-Backed Securities	5.3
Asset-Backed Securities	5.2
Foreign Government Obligations & Municipalities	1.7
Municipal Securities	1.5
Securities Lending Collateral	0.4
Short-Term and Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	23.7%
Federal National Mortgage Assn.	12.1
U.S. Treasury Bonds	11.3
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.3
UMBS	1.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.2
JPMorgan Chase	0.6
Wells Fargo	0.5
Bank of America	0.4

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to QM U.S. Bond Index Fund. Effective January 1, 2026, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless